Summary of Significant Accounting Policies and Basis of Accounting (Details)	12 Months Ended
Dec. 31, 2013 item
Segment and Geographic Information
Number of operating segment	1
Concentrations of Credit Risk and Off-Balance Sheet Risk
Maximum maturity term for debt security portfolio	12 months